Revenue Information - Schedule of Deferred Revenue Movement (Details) - Deferred Revenue [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Revenue Movement [Line Items]
Deferred revenue, beginning balance	$ 1,552,074	$ 1,339,954
Deferred revenue, additions	6,450,062	3,294,445
Deferred revenue, Revenue recognised	(5,826,321)	(2,815,778)
Deferred revenue, FX rate adjustment	(225,357)	(266,547)
Deferred revenue, ending balance	1,950,458	1,552,074
Deferred Revenue [Member]
Schedule of Deferred Revenue Movement [Line Items]
Deferred revenue, beginning balance	1,552,074	1,339,954
Deferred revenue, additions	6,450,062	3,294,445
Deferred revenue, Revenue recognised	(5,826,321)	(2,815,778)
Deferred revenue, FX rate adjustment	(225,357)	(266,547)
Deferred revenue, ending balance	$ 1,950,458	$ 1,552,074